UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6-30-06

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Douglas E. Schaller
Address:  Schaller Investment Group Inc.
          324 Indera Mills Court
          Winston-Salem, NC  27101

Form 13F File Number: 028-11085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas E. Schaller
Title:   President
Phone:   336-774-1515

Signature, Place, and Date of Signing:

      /s/ Douglas E. Schaller        Winston-Salem, NC        07-31-2006
      -----------------------        -----------------        ----------
          [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:      25

Form 13F Information Table Value Total:  $   120,190
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                      SCHALLER INVESTMENT GROUP
                                                              FORM 13F
                                                                 SEC
                                                            June 30, 2006

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Autoliv                        COM              052800109     3111    55000 SH       Sole                    55000
Autozone                       COM              053332102     4747    53820 SH       Sole                    53820
Bank of the Ozarks Inc         COM              063904106     1753    52650 SH       Sole                    52650
Berkshire Hathaway B           COM              084670207    21852     7181 SH       Sole                     7181
CBS Corp                       COM              124857202    12371   457350 SH       Sole                   457350
Carmax                         COM              143130102    11690   329675 SH       Sole                   329675
CitiGroup                      COM              172967101      482    10000 SH       Sole                    10000
Commerce Bancorp               COM              200519106     2810    78780 SH       Sole                    78780
Countrywide Financial          COM              222372104     2292    60200 SH       Sole                    60200
Echostar                       COM              278762109    15940   517360 SH       Sole                   517360
Fastenal                       COM              311900104     3022    75000 SH       Sole                    75000
Homefed Corp                   COM              43739D307     4540    66527 SH       Sole                    66527
Idexx Laboratories             COM              45168D104     8276   110155 SH       Sole                   110155
International Speedway         COM              460335201     2705    58340 SH       Sole                    58340
J.P. Morgan Chase              COM              46625H100      383     9120 SH       Sole                     9120
Mohawk Industries              COM              608190104     7998   113690 SH       Sole                   113690
O Reilly Automotive            COM              686091109     5458   175000 SH       Sole                   175000
Penn National Gaming           COM              707569109     3316    85500 SH       Sole                    85500
Walgreen                       COM              931422109     3644    81265 SH       Sole                    81265
Washington Post                COM              939640108     2106     2700 SH       Sole                     2700
Call Countrywide Jan 025                        22238a9a5      256      200 SH       Sole                      200
Call Countrywide Jan 08 30                      22238a9a5      585      500 SH       Sole                      500
Call Countrywide Jan 20                         2v299w9a9      289      150 SH       Sole                      150
Call Countrywide Jan 35                         22238a9a5      332      400 SH       Sole                      400
call Courntywide Jan 25                         2v299w9a9      229      150 SH       Sole                      150